Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Process Testing Facility Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	10 years
Property, plant and equipment, depreciation method	straight-line basis
Right-of-use Assets
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	straight-line basis
Office Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	declining balance method
Property, plant and equipment, annual depreciation rate	20.00%
Bottom of Range
Significant Accounting Policies [Line Items]
Proportion of voting rights held in associate	20.00%
Bottom of Range | Office Equipment
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Bottom of Range | Offices
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Bottom of Range | Buildings
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Bottom of Range | Cars
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Top of Range
Significant Accounting Policies [Line Items]
Proportion of voting rights held in associate	50.00%
Top of Range | Office Equipment
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Top of Range | Offices
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Top of Range | Buildings
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Top of Range | Cars
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Investments in Associates
Significant Accounting Policies [Line Items]
Impairment loss	$ 0
Exploration and Evaluation Assets
Significant Accounting Policies [Line Items]
Impairment loss	$ 0